Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Entity Registrant Name	WRIGHT MEDICAL GROUP N.V.
Entity Central Index Key	0001492658
Current Fiscal Year End Date	--12-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Document Type	8-K
Document Period End Date	Sep. 30, 2015
Amendment Flag	false